Federal funds purchased and assets sold under agreements to repurchase	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements [Abstract]
Federal Funds Purchased And Assets Sold Under Agreements To Repurchase [Text Block]

Note 22 – Federal funds purchased and assets sold under agreements to repurchase

The following table summarizes certain information on federal funds purchased and assets sold under agreements to repurchase at December 31, 2014 and 2013:

(Dollars in thousands)	2014	2013
Federal funds purchased	$100,000	$-
Assets sold under agreements to repurchase	1,171,657	1,659,292
Total federal funds purchased and assets sold under agreements to repurchase	$1,271,657	$1,659,292
Maximum aggregate balance outstanding at any month-end	$2,208,213	$2,269,565
Average monthly aggregate balance outstanding	$1,732,199	$1,842,879
Weighted average interest rate:
For the year	3.85%	1.92%
At December 31	0.62%	2.07%

The repurchase agreements outstanding at December 31, 2014 were collateralized by $ 1.0 billion in investment securities available for sale and $ 81 million in trading securities, compared with $ 1.3 billion in investment securities available for sale, $ 309 million in trading securities and $ 70 million in securities sold not yet delivered classified as other assets at December 31, 2013. It is the Corporation's policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statement of financial condition.

In addition, there were repurchase agreements outstanding collateralized by $ 146 million at December 31, 2014 and $ 189 million at December 31, 2013, in securities purchased underlying agreements to resell to which the Corporation has the right to repledge. It is the Corporation's policy to take possession of securities purchased under agreements to resell. However, the counterparties to such agreements maintain effective control over such securities, and accordingly are not reflected in the Corporation's consolidated statements of financial condition.

The following table presents the liability associated with the repurchase transactions (including accrued interest), their maturities and weighted average interest rates. Also, it includes the carrying value and approximate market value of the collateral (including accrued interest) at December 31, 2014 and 2013. The information excludes repurchase agreement transactions which were collateralized with securities or other assets held-for-trading purposes or which have been obtained under agreements to resell.

	2014				2013
		Carrying	Market	Repurchase liability weighted		Carrying	Market	Repurchase liability weighted
	Repurchase	value of	value of	average	Repurchase	value of	value of	average
(Dollars in thousands)	liability	collateral	collateral	interest rate	liability	collateral	collateral	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$210,292	$220,229	$220,229	0.36%	$64,109	$67,721	$67,721	0.23%
After 30 to 90 days	25,765	27,349	27,349	0.34	-	-	-	-
After 90 days	420,602	448,992	448,992	0.44	156,092	177,031	177,031	4.89
Total obligations of U.S. government
sponsored entities	656,659	696,570	696,570	0.41	220,201	244,752	244,752	3.53
Mortgage-backed securities
Within 30 days	3,227	3,612	3,612	0.40	23,998	26,591	26,591	0.46
After 90 days	166,226	183,782	183,782	1.25	240,313	286,166	286,166	3.61
Total mortgage-backed securities	169,453	187,394	187,394	1.23	264,311	312,757	312,757	3.32
Collateralized mortgage obligations
Within 30 days	15,277	19,087	19,087	0.27	235,306	267,120	267,120	0.39
After 30 to 90 days	55,427	59,472	59,472	0.56	103,754	114,643	114,643	0.44
After 90 days	71,448	78,683	78,683	0.60	322,881	370,197	370,197	4.24
Total collateralized mortgage
obligations	142,152	157,242	157,242	0.55	661,941	751,960	751,960	2.28
Total	$968,264	$1,041,206	$1,041,206	0.57%	$1,146,453	$1,309,469	$1,309,469	2.76%